Supplement to the
Fidelity Dynamic Strategies® Fund
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective June 1, 2011, the following information replaces the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC invests the fund's assets in securities issued anywhere in the world, including the United States. FMRC generally allocates the fund's assets between stocks (equity securities of all types, including domestic, international and emerging markets equities and ETFs) and bonds (fixed income securities of all types, including domestic, international, emerging markets, high yield, investment grade and inflation protected bonds, floating rate loans, and ETNs). The fund may make investments that do not fall into either asset class. FMRC may invest a significant portion of the fund's assets in non-traditional assets, including commodity-related investments.

The fund gains exposure to each asset class by investing primarily in a combination of Fidelity funds and unaffiliated ETFs (underlying funds), although it may also invest directly in individual securities.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

DYS-11-02 April 26, 2011
1.883715.105

FMR normally allocates the fund's investments across different countries and regions.

FMRC regularly reviews the fund's allocation and makes changes to favor investments it believes will provide the most favorable outlook for achieving the fund's objective. Depending on its outlook, FMRC may from time to time allocate substantially all of the fund's assets in either the stock class or bond class. In making allocation decisions, FMRC will consider multiple data sources, including economic research, quantitative analysis, fundamental research, and technical analysis. FMRC expects to emphasize specific themes within each asset class.

FMRC may actively adjust the fund's allocation between asset classes at any time to take advantage of short-term market opportunities, and may therefore hold some positions for a relatively short period of time. Other allocation decisions will be strategic and longer-term in nature. FMRC will attempt to capture short-term market opportunities by actively trading ETFs, but does not intend to actively trade Fidelity funds.

For current information on fund holdings, please visit Fidelity's website at www.fidelity.com. For information on the underlying funds, see the underlying funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.fidelity.com or www.advisor.fidelity.com. For a copy of an ETF's prospectus, visit the web site of the company that manages or sponsors that ETF.

The non-traditional assets in which the fund invests may include commodities and commodity-related investments, real estate-related investments, and market neutral strategies, which can be less correlated with the overall stock market than traditional asset classes. In addition to the principal investment strategies discussed above, FMRC may also lend the fund's securities to broker dealers or other institutions to earn income for the fund. FMRC may also use various techniques, such as buying and selling futures contracts, as tools in the management of portfolio assets.

If FMRC's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Class A, Class T, Class B, and Class C
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 5 has been removed.

Effective June 1, 2011, the following information replaces the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 10.

FMRC invests the fund's assets in securities issued anywhere in the world, including the United States. FMRC generally allocates the fund's assets between stocks (equity securities of all types, including domestic, international and emerging markets equities and ETFs) and bonds (fixed income securities of all types, including domestic, international, emerging markets, high yield, investment grade and inflation protected bonds, floating rate loans, and ETNs). The fund may make investments that do not fall into either asset class. FMRC may invest a significant portion of the fund's assets in non-traditional assets, including commodity-related investments.

The fund gains exposure to each asset class by investing primarily in a combination of Fidelity funds and unaffiliated ETFs (underlying funds), although it may also invest directly in individual securities.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

ADYS-11-02 April 26, 2011
1.883716.108

FMR normally allocates the fund's investments across different countries and regions.

FMRC regularly reviews the fund's allocation and makes changes to favor investments it believes will provide the most favorable outlook for achieving the fund's objective. Depending on its outlook, FMRC may from time to time allocate substantially all of the fund's assets in either the stock class or bond class. In making allocation decisions, FMRC will consider multiple data sources, including economic research, quantitative analysis, fundamental research, and technical analysis. FMRC expects to emphasize specific themes within each asset class.

FMRC may actively adjust the fund's allocation between asset classes at any time to take advantage of short-term market opportunities, and may therefore hold some positions for a relatively short period of time. Other allocation decisions will be strategic and longer-term in nature. FMRC will attempt to capture short-term market opportunities by actively trading ETFs, but does not intend to actively trade Fidelity funds.

For current information on fund holdings, please visit Fidelity's website at www.advisor.fidelity.com. For information on the underlying funds, see the underlying funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.fidelity.com or www.advisor.fidelity.com. For a copy of an ETF's prospectus, visit the web site of the company that manages or sponsors that ETF.

The non-traditional assets in which the fund invests may include commodities and commodity-related investments, real estate-related investments, and market neutral strategies, which can be less correlated with the overall stock market than traditional asset classes. In addition to the principal investment strategies discussed above, FMRC may also lend the fund's securities to broker dealers or other institutions to earn income for the fund. FMRC may also use various techniques, such as buying and selling futures contracts, as tools in the management of portfolio assets.

If FMRC's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Institutional Class
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective June 1, 2011, the following information replaces the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC invests the fund's assets in securities issued anywhere in the world, including the United States. FMRC generally allocates the fund's assets between stocks (equity securities of all types, including domestic, international and emerging markets equities and ETFs) and bonds (fixed income securities of all types, including domestic, international, emerging markets, high yield, investment grade and inflation protected bonds, floating rate loans, and ETNs). The fund may make investments that do not fall into either asset class. FMRC may invest a significant portion of the fund's assets in non-traditional assets, including commodity-related investments.

The fund gains exposure to each asset class by investing primarily in a combination of Fidelity funds and unaffiliated ETFs (underlying funds), although it may also invest directly in individual securities.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

ADYSI-11-02 April 26, 2011
1.883717.106

FMR normally allocates the fund's investments across different countries and regions.

FMRC regularly reviews the fund's allocation and makes changes to favor investments it believes will provide the most favorable outlook for achieving the fund's objective. Depending on its outlook, FMRC may from time to time allocate substantially all of the fund's assets in either the stock class or bond class. In making allocation decisions, FMRC will consider multiple data sources, including economic research, quantitative analysis, fundamental research, and technical analysis. FMRC expects to emphasize specific themes within each asset class.

FMRC may actively adjust the fund's allocation between asset classes at any time to take advantage of short-term market opportunities, and may therefore hold some positions for a relatively short period of time. Other allocation decisions will be strategic and longer-term in nature. FMRC will attempt to capture short-term market opportunities by actively trading ETFs, but does not intend to actively trade Fidelity funds.

For current information on fund holdings, please visit Fidelity's website at www.advisor.fidelity.com. For information on the underlying funds, see the underlying funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.fidelity.com or www.advisor.fidelity.com. For a copy of an ETF's prospectus, visit the web site of the company that manages or sponsors that ETF.

The non-traditional assets in which the fund invests may include commodities and commodity-related investments, real estate-related investments, and market neutral strategies, which can be less correlated with the overall stock market than traditional asset classes. In addition to the principal investment strategies discussed above, FMRC may also lend the fund's securities to broker dealers or other institutions to earn income for the fund. FMRC may also use various techniques, such as buying and selling futures contracts, as tools in the management of portfolio assets.

If FMRC's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the

Fidelity Dynamic Strategies Fund (FDYSX)

A Class of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2011

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

DYSB-11-03 April 26, 2011
1.881201.106

Supplement to the

Fidelity Advisor Dynamic StrategiesSM Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2011

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

ADYS/ADYSIB-11-03 April 26, 2011
1.881202.106